Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of provisions for income tax
	December 31, 2022	December 31, 2021	December 31, 2020
	US$	US$	US$
Provisions for current income tax	4,713,543	5,278,462	4,688,321
Provisions for deferred income tax	-	-	-
Total	4,713,543	5,278,462	4,688,321

Schedule of total income tax expense
	2022	2021	2020
	US$	US$	US$
Income before income tax provision	18,129,648	26,228,041	23,733,576
Tax at the PRC EIT tax rates	3,758,113	5,605,035	4,724,933
Other	37,169	(13,086)	(28,392)
Tax effect of non-deductible expenses	1,660,869	226,222	313,006
Tax effect of R&D expenses additional deduction*	(742,608)	(539,709)	(321,226)
Income tax expense	4,713,543	5,278,462	4,688,321

*	According to PRC tax regulations, an additional of 100% of current year R&D expenses may be deducted from tax income.